Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares HKD ($) shares		Ordinary shares USD ($) shares		Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	HKD ($) shares		USD ($) shares
Balance (in Dollars)		$ 783				$ 99,217		$ 21,038,507		$ 21,138,507
Balance at Mar. 31, 2023		$ 783				99,217		21,038,507		21,138,507
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	16,000,000		16,000,000
Net income								6,418,069		6,418,069
Balance at Sep. 30, 2023		$ 783				99,217		27,456,576		27,556,576
Balance (in Shares) at Sep. 30, 2023 | shares	[1]	16,000,000		16,000,000
Balance (in Dollars)		$ 783				99,217		27,456,576		27,556,576
Balance (in Dollars)		783				99,217		30,975,301		31,075,301
Balance at Mar. 31, 2024		$ 783				99,217		30,975,301		$ 31,075,301
Balance (in Shares) at Mar. 31, 2024 | shares		16,000,000	[1]	16,000,000	[1]					16,000,000	[2]	16,000,000	[2]
Initial Public Offering of shares		$ 79				37,618,270				$ 37,618,349
Initial Public Offering of shares (in Shares) | shares	[1]	1,613,083		1,613,083
Net income								4,652,035		4,652,035		$ 598,771
Balance at Sep. 30, 2024		$ 862		$ 110		37,717,487	$ 4,854,683	35,627,336	$ 4,585,656	$ 73,345,685		$ 9,440,449
Balance (in Shares) at Sep. 30, 2024 | shares		17,613,083	[1]	17,613,083	[1]					17,613,083	[2]	17,613,083	[2]
Balance (in Dollars)		$ 862		$ 110		$ 37,717,487	$ 4,854,683	$ 35,627,336	$ 4,585,656	$ 73,345,685		$ 9,440,449

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.
[2]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.